Right-of-Use assets and Finance Lease Liabilities	12 Months Ended
Dec. 31, 2025
Right-of-Use assets and Finance Lease Liabilities [Abstract]
Right-of-Use assets and Finance Lease Liabilities
6.	Right-of-Use assets and Finance Lease Liabilities:

The annual lease payments under the Nisea bareboat charter agreement are as follows:

Twelve month periods ending December 31,	Amount
2026	17,092
Total undiscounted lease payments	17,092
Less: Discount based on incremental borrowing rate	(154)
Present value of finance lease liabilities	16,938

Finance lease liabilities, current	16,938
Finance lease liabilities, non-current	-
Present value of finance lease liabilities	16,938

The weighted average remaining lease term for Nisea bareboat charter was 0.19 years as of December 31, 2025.

The weighted average incremental borrowing rate for Nisea bareboat charters was 5.08% as of December 31, 2025.

On March 6, 2024, the Company entered into a bareboat charter agreement with an unaffiliated third party for a secondhand Kamsarmax vessel, the Nisea. The vessel was delivered to the Company on September 10, 2024 under an 18-month bareboat charter plus 30-days in lessee’s option at a daily rate of $8. The Company made a down payment of $3,750 upon signing of the bareboat charter agreement and a payment of $3,750 upon commencement of the bareboat charter. At the end of the 18-month bareboat period, the Company had an option to purchase the vessel for $16,620. The Company has classified the above transaction as a finance lease. At the commencement date, the Company recognized a finance lease liability equal to the present value of lease payments during the bareboat charter period using an incremental borrowing rate of 5.08%. The Company recognized a finance lease liability of $19,651 and a corresponding right-of-use asset of $28,006 which also includes $855 of initial direct costs. The amount of the right-of-use-assets is amortized on a straight-line method based on the estimated useful life of the vessel. During the year ended December 31, 2025 and 2024, the amortization of the right-of-use asset amounted to $1,448 and $446, respectively, and is presented in the Company’s consolidated statements of operations under “Depreciation and amortization”. Interest expense on the finance lease liability for the same period amounted to $888 and $295, respectively (Note 14). As of December 31, 2025 and 2024, the right-of-use amounted to $26,314 and $27,560 and is presented under “Right-of-use assets” in the accompanying consolidated balance sheets. On March 5, 2026, the Company entered into an $18,250 sale and leaseback agreement with an affiliate of Huarong to finance the purchase option cost of the Nisea (Note 17). On March 10, 2026 the Company exercised its purchase option as per the terms of the bareboat charter agreement (Note 17).

On April 19, 2023, the Company entered into a bareboat charter agreement with an unaffiliated third party for a secondhand Panamax vessel, the Synthesea. On August 1, 2024, following the exercise of the purchase option, an amount of $25,475 was derecognized from “Right-of-use assets” and recognized as “Vessels, net” in the accompanying consolidated balance sheet (Note 5). During the years ended December 31, 2025 and 2024, the amortization of the right-of-use asset amounted to $NIL and $705, respectively and is presented in the Company’s consolidated statements of operations under “Depreciation and amortization”. Interest expense on the finance lease liability for the years ended December 31, 2025 and 2024 amounted to $NIL and $557, respectively (Note 14).

On February 9, 2023, the Company entered into a bareboat charter agreement with an unaffiliated third party for a secondhand Panamax vessel, the Chrisea. On August 21, 2024, an amount of $20,946 was derecognized from “Right-of-use assets” and recognized as “Vessels, net” in the accompanying consolidated balance sheet (Note 5). During the years ended December 31, 2025 and 2024, the amortization of the right-of-use asset amounted to $NIL and $580, respectively and is presented in the Company’s consolidated statements of operations under “Depreciation and amortization”. Interest expense on the finance lease liability for the years ended December 31, 2025 and 2024 amounted to $NIL and $493, respectively (Note 14).

During the years ended December 31, 2025 and 2024, an amount of $202 and $NIL, respectively, of expenditures were capitalized that concern improvements on vessels performance and meeting environmental standards. The cost of these leasehold improvements shall be amortized over the shorter of the useful life of those leasehold improvements and the remaining lease term, unless the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying asset, in which case the lessee shall amortize the leasehold improvements to the end of their useful life. Amounts paid for the additions are included in “Leasehold improvements” under “Cash flows from investing activities” in the consolidated statements of cash flows.